Subsidiaries - Summary of Financial Information of Subsidiaries that have Material Non-controlling Interests (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Revenue	¥ 66,887	¥ 58,470	¥ 120,796
Profit (loss) for the year	(13,284)	(12,561)	3,480
Total comprehensive income	(13,850)	(12,671)	3,433
Current assets	27,910	22,498
Non-current assets	260,880	262,152
Net cash flows from operating activities	5,692	1,211	28,972
Net cash flows generated from /(used in) investing activities	2,155	(6,283)	(4,899)
Net cash flows used in financing activities	(2,526)	11,426	(23,375)
Effect of foreign exchange rate changes, net	(22)	(53)	¥ 6
China Eastern Airlines Jiangsu Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Revenue	5,157	4,550
Total expenses	(6,792)	(5,713)
Profit (loss) for the year	(1,635)	(1,163)
Total comprehensive income	(1,642)	(1,164)
Current assets	384	477
Non-current assets	14,006	12,724
Current liabilities	6,146	(4,109)
Non-current liabilities	7,189	(6,395)
Net cash flows from operating activities	1,155	1,833
Net cash flows generated from /(used in) investing activities	591	(331)
Net cash flows used in financing activities	(1,754)	(1,556)
Effect of foreign exchange rate changes, net	0	0
Net decrease in cash and cash equivalents	(8)	(55)
China Eastern Airlines Yunnan Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Revenue	6,595	6,048
Total expenses	(7,616)	(6,809)
Profit (loss) for the year	(1,021)	(761)
Total comprehensive income	(1,021)	(761)
Current assets	467	290
Non-current assets	17,164	17,999
Current liabilities	5,622	(5,219)
Non-current liabilities	5,461	(6,528)
Net cash flows from operating activities	1,585	3,232
Net cash flows generated from /(used in) investing activities	(309)	(534)
Net cash flows used in financing activities	(1,275)	(2,698)
Effect of foreign exchange rate changes, net	0	0
Net decrease in cash and cash equivalents	1	0
China Eastern Airlines Wuhan Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Revenue	2,813	1,650
Total expenses	(3,131)	(2,167)
Profit (loss) for the year	(318)	(517)
Total comprehensive income	(341)	(532)
Current assets	158	97
Non-current assets	6,938	7,590
Current liabilities	2,091	(1,998)
Non-current liabilities	2,098	(2,441)
Net cash flows from operating activities	637	642
Net cash flows generated from /(used in) investing activities	(156)	(99)
Net cash flows used in financing activities	(481)	(543)
Effect of foreign exchange rate changes, net	0	0
Net decrease in cash and cash equivalents	¥ 0	¥ 0